Property, Plant and Equipment, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)
Property, plant and equipment
Total property, plant and equipment, gross		¥ 3,008,573			¥ 3,007,759
Less: Accumulated depreciation		(195,385)			(498,691)
Less: Accumulated impairment loss		(18,066)			(30,381)
Total property, plant and equipment, net		2,795,122		$ 379,875	2,478,687
Depreciation expenses	¥ 312,011	107,173	¥ 55,897
Impairment recognized for property, plant and equipment	¥ 30,381	18,066	¥ 0
Mold and tooling
Property, plant and equipment
Total property, plant and equipment, gross		950,140			987,316
Production facilities
Property, plant and equipment
Total property, plant and equipment, gross		904,239			787,970
Buildings
Property, plant and equipment
Total property, plant and equipment, gross		431,075			404,772
Buildings improvements
Property, plant and equipment
Total property, plant and equipment, gross		307,174			311,947
Leasehold improvements
Property, plant and equipment
Total property, plant and equipment, gross		139,118			249,879
Equipment
Property, plant and equipment
Total property, plant and equipment, gross		138,102			175,887
Construction in process
Property, plant and equipment
Total property, plant and equipment, gross		110,341			53,579
Vehicle sales
Property, plant and equipment
Total property, plant and equipment, gross		¥ 28,384			¥ 36,409